Loans Receivable and Allowance for Loan Losses (Inclusions in the Consolidated Statements of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
Unpaid principal balance	$ 330,090	$ 410,057
Recorded investment	$ 326,717	$ 405,951